ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2019	Dec. 30, 2019	Dec. 19, 2019	Mar. 22, 2019	Jan. 04, 2019	Nov. 05, 2018	Oct. 16, 2018	Oct. 01, 2018	Jun. 01, 2018	Dec. 31, 2017
Consideration transferred
Exchange LP Units	$ 71		$ 18
Fair value of assets and liabilities acquired
Assets classified as held for sale	0		2,380
Goodwill	3,859		6,553
Western Canadian natural gas midstream business
Consideration transferred
Cash			377							$ 559
Total consideration			377							559
Fair value of assets and liabilities acquired
Cash and cash equivalents										10
Accounts receivable and other			5							55
Property, plant and equipment			1,198							1,442
Intangible assets			74							157
Deferred income tax assets			41
Goodwill			218							524
Accounts payable and other liabilities			(218)							(46)
Deferred income tax liabilities										(186)
Net assets acquired before non-controlling interest			1,318							1,956
Non-controlling interest			(941)							(1,397)
Net assets acquired			377							$ 559
North American Rail Business
Consideration transferred
Cash				$ 602
Total consideration				602
Fair value of assets and liabilities acquired
Cash and cash equivalents				67
Accounts receivable and other				509
Assets classified as held for sale				1,584
Property, plant and equipment				5,283
Intangible assets				1,992
Investment in associate				48
Goodwill				2,042
Accounts payable and other liabilities				(612)
Non-recourse borrowings				(1,567)
Liabilities associated with assets classified as held for sale				(893)
Other liabilities				(566)
Deferred income tax liabilities				(1,111)
Net assets acquired before non-controlling interest				6,776
Non-controlling interest				(6,174)
Net assets acquired				$ 602
U.K. Telecommunications
Consideration transferred
Cash					$ 73
Deferred consideration					68
Total consideration					141
Fair value of assets and liabilities acquired
Cash and cash equivalents					9
Accounts receivable and other					18
Property, plant and equipment					95
Intangible assets					465
Goodwill					301
Accounts payable and other liabilities					(53)
Non-recourse borrowings					(195)
Deferred income tax liabilities					(76)
Net assets acquired before non-controlling interest					564
Non-controlling interest					(423)
Net assets acquired					$ 141
Indian natural gas operations
Consideration transferred
Cash						$ 443
Total consideration						443
Fair value of assets and liabilities acquired
Accounts receivable and other						94
Property, plant and equipment						2,134
Intangible assets						295
Accounts payable and other liabilities						(66)
Net assets acquired before non-controlling interest						2,457
Non-controlling interest						(2,014)
Net assets acquired						$ 443
Australian data center operation
Consideration transferred
Cash							$ 78
Total consideration							78
Fair value of assets and liabilities acquired
Accounts receivable and other							2
Investment properties							211
Goodwill							68
Accounts payable and other liabilities							(9)
Net assets acquired before non-controlling interest							272
Non-controlling interest							(194)
Net assets acquired							$ 78
Individually insignificant business combinations
Consideration transferred
Cash			24
Pre-existing interest of GN			30
Total consideration			54
Fair value of assets and liabilities acquired
Cash and cash equivalents			16
Accounts receivable and other			6
Intangible assets			422
Goodwill			15
Accounts payable and other liabilities			(21)
Non-recourse borrowings			(210)
Deferred income tax liabilities			(55)
Net assets acquired before non-controlling interest			173
Non-controlling interest			(119)
Net assets acquired			$ 54
U.S. data center operation
Consideration transferred
Cash	315
Total consideration	315
Fair value of assets and liabilities acquired
Accounts receivable and other	4
Property, plant and equipment	408
Intangible assets	232
Goodwill	486
Accounts payable and other liabilities	(27)
Net assets acquired before non-controlling interest	1,103
Non-controlling interest	(788)
Net assets acquired	315
Increase to goodwill	$ 23
Rayalseema Expressway Limited
Consideration transferred
Cash								$ 3
Contingent consideration								2
Total consideration								5
Fair value of assets and liabilities acquired
Accounts receivable and other								3
Intangible assets								226
Accounts payable and other liabilities								(60)
Non-recourse borrowings								(151)
Net assets acquired before non-controlling interest								18
Non-controlling interest								(13)
Net assets acquired								$ 5
North American residential energy infrastructure operation
Consideration transferred
Cash									$ 491
Exchange LP Units									232
Total consideration									723
Fair value of assets and liabilities acquired
Cash and cash equivalents									24
Accounts receivable and other									187
Property, plant and equipment									669
Intangible assets									1,863
Deferred income tax assets									23
Goodwill									1,260
Accounts payable and other liabilities									(235)
Non-recourse borrowings									(877)
Deferred income tax liabilities									(472)
Net assets acquired before non-controlling interest									2,442
Non-controlling interest									(1,719)
Net assets acquired									$ 723
Simhapuri Expressway Limited
Consideration transferred
Cash		$ 53
Total consideration		53
Fair value of assets and liabilities acquired
Cash and cash equivalents		1
Accounts receivable and other		33
Intangible assets		488
Goodwill		23
Accounts payable and other liabilities		(61)
Non-recourse borrowings		(279)
Deferred income tax liabilities		(23)
Net assets acquired before non-controlling interest		182
Non-controlling interest		(129)
Net assets acquired		53
Reduction to goodwill		$ 14
Colombian natural gas distribution operation
Consideration transferred
Cash											$ 118
Pre-existing interest of GN											32	$ 32
Total consideration											150
Fair value of assets and liabilities acquired
Cash and cash equivalents											36
Accounts receivable and other											245
Property, plant and equipment											394
Intangible assets											253
Goodwill											621
Accounts payable and other liabilities											(165)
Non-recourse borrowings											(177)
Deferred income tax liabilities											(143)
Net assets acquired before non-controlling interest											1,064
Non-controlling interest											(914)
Net assets acquired											$ 150